STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 008 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investments, at fair value	$ 900,650,384	$ 763,742,143
Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans	143,074,096	187,674,236
Total investments	1,043,724,480	951,416,379
Receivables:
Notes receivable from participants	3,924,951	3,696,579
Employer contributions	18,807,783	20,674,662
Totals	22,732,734	24,371,241
Net assets available for benefits	$ 1,066,457,214	$ 975,787,620